COMMITMENTS AND CONTINGENCIES (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2009	Dec. 31, 2008
Commitments to extend credit*:
Commercial and personal	€ 17,878,471,000	[1]	€ 14,584,516,000	[1]
Commercial real estate	3,472,000	[1]	0	[1]
Residential real estate	326,940,000	[1]	94,602,000	[1]
Commercial letters of credit	539,790,000		589,924,000
Standby letters of credit and financial guarantees written	6,684,876,000		5,970,422,000
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed	1,318,600,000		1,685,700,000
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for	43,600,000		85,400,000
Voluntary Retirement Schemes [Abstract]
Total expense recognized under Voluntary Retirement Schemes	5,300,000		3,400,000		24,600,000	16,800,000
Total number of employees participated under Voluntary Retirement Schemes	237
Staff Leaving Indemnity Contingencies [Abstract]
Staff Leaving Indemnity Contingencies Other Noninterest Expense			€ 169,900,000

[1]	Commitments to extend credit at December 31, 2010 and 2011 include amounts of EUR 1,318.6 million and EUR 1,685.7 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.